Annual Total Returns - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund - Fidelity International Capital Appreciation K6 Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Annual Return 2018	(12.55%)
Annual Return 2019	33.52%
Annual Return 2020	22.82%
Annual Return 2021	12.53%
Annual Return 2022	(26.25%)
Annual Return 2023	27.54%